UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Common stock
Common stock dividends per share declared | $ / shares	$ 0.01
Stock Issued During Period Share On Warrants And Underwriters Over Allotment Option	1,281,423
Common stock | Underwritten Primary Offering
Units Issued During Period	15,571,429
Warrants Issued During Period	628,751
Common stock | Over-Allotment Option
Stock Issued During Period, Shares, New Issues	1,281,423
Pre-funded warrants
Number of warrants exercised	2,500,000
Class A Warrants
Number of warrants exercised	4,156,000
Class A Warrants | Over-Allotment Option
Warrants Issued During Period	2,430,000
Common Stock Per Share 0.01 and Class A Warrant [Member]
Common stock dividends per share declared | $ / shares	$ 0.01
Common Stock Per Share 0.05 and Class A Warrant [Member]
Common stock dividends per share declared | $ / shares	$ 0.05